Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund	Jul. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2014	0.33%
2015	(3.76%)
2016	10.56%
2017	12.57%
2018	(4.44%)
2019	17.83%
2020	7.12%
2021	1.24%
2022	(6.43%)
2023	11.12%